CONSOLIDATED STATEMENTS OF INCOME - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2017	Sep. 30, 2016
Interest and dividend income:
Loans, including fees	¥ 537,959	¥ 494,309
Investments:
Interest	37,909	41,303
Dividends	41,781	38,348
Trading account assets	99,569	71,746
Call loans and funds sold	2,829	2,550
Receivables under resale agreements and securities borrowing transactions	66,572	38,428
Deposits	52,806	35,383
Total interest and dividend income	839,425	722,067
Interest expense:
Deposits	182,020	116,237
Trading account liabilities	19,371	10,245
Call money and funds purchased	1,855	1,534
Payables under repurchase agreements and securities lending transactions	106,357	50,494
Other short-term borrowings	6,645	4,946
Long-term debt	97,057	85,312
Total interest expense	413,305	268,768
Net interest income	426,120	453,299
Provision (credit) for loan losses (Notes 5 and 6)	(117,962)	569
Net interest income after provision (credit) for loan losses	544,082	452,730
Noninterest income:
Fee and commission income (Note 18)	401,231	392,462
Foreign exchange gains (losses)-net	50,765	57,090
Trading account gains (losses)-net	235,339	206,061
Investment gains (losses)-net (Note 4)	125,489	128,749
Equity in earnings (losses) of equity method investees-net	10,389	16,726
Gains on disposal of premises and equipment	4,567	3,486
Other noninterest income	33,158	42,431
Total noninterest income	860,938	847,005
Noninterest expenses:
Salaries and employee benefits	341,853	326,676
General and administrative expenses	280,176	274,572
Occupancy expenses	96,340	93,958
Fee and commission expenses	98,298	86,574
Provision (credit) for losses on off-balance-sheet instruments	(4,191)	(7,895)
Other noninterest expenses	79,681	68,577
Total noninterest expenses	892,157	842,462
Income before income tax expense	512,863	457,273
Income tax expense (Note 13)	119,333	74,515
Net income	393,530	382,758
Less: Net income attributable to noncontrolling interests	20,981	3,200
Net income attributable to MHFG shareholders	¥ 372,549	¥ 379,558
Earnings per common share (Note 12):
Basic net income per common share	¥ 14.69	¥ 15.06
Diluted net income per common share	¥ 14.68	¥ 14.95